Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Trade and other payables
19 Trade and other payables
Trade and other payables are comprised of the following:

	As of December 31,
In thousands of USD	2023	2024
Trade payables	20,780	15,686
Invoices not yet received	15,246	11,765
Accrued employee benefit costs	9,191	7,778
Share-based compensation - Cash settled payable	206	273
Trade Deposits	730	649
Sundry accruals	9,397	8,156
Trade and Other Payables	55,550	44,307
Current	55,425	44,301
Non-current	125	6
Terms and conditions of the above financial liabilities:
•Trade payables are non-interest bearing and are normally settled on 0-90 day terms
•Other payables are non-interest bearing and have an average term of 1-2 months
•For terms and conditions with related parties, refer to Note 32.
•For explanations on the Group’s financial risk management processes, refer to Note 34.
Sundry accruals relate principally to audit, IT, consulting and marketing.